Derivative Instruments - Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - Foreign Exchange Contract - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impact of Designated Derivative Instruments on Accumulated Other Comprehensive Income
Foreign exchange contracts designated as cash flow hedges, beginning balance	$ (111)	$ 131
Amount of gains (losses) recognized in other comprehensive income	263	(225)
Less: Amount of gains (losses) reclassified from accumulated other comprehensive income to net revenue	(30)	17
Foreign exchange contracts designated as cash flow hedges, ending balance	$ 182	$ (111)